Suppliers and contractors (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Related parties	$ 169	$ 171
Total trade and other current payables	5,240	4,461
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Third parties	3,318	2,691
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Third parties	$ 1,753	$ 1,599